Offerings	Apr. 02, 2025 USD ($) shares uSD
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, $0.03 par value per share
Amount Registered | shares	1,331,913	[1],[2]
Proposed Maximum Offering Price per Unit | uSD	17.14	[3]
Maximum Aggregate Offering Price	$ 22,828,988.82
Fee Rate	0.01531%
Amount of Registration Fee	$ 3,495.12
Offering Note	In the event of a stock split, stock dividend or similar transaction involving the Registrant’s ordinary shares, $0.03 par value per share, the number of ordinary shares registered hereby shall automatically be adjusted in accordance with Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”).
2.Represents ordinary shares that were automatically added to the shares authorized for issuance under the Registrant’s Amended and Restated 2017 Share Incentive Plan, as amended (the “2017 Plan”), on August 31, 2024 pursuant to an “evergreen” provision contained in the 2017 Plan. Pursuant to such provision, the number of ordinary shares reserved for issuance under the 2017 Plan automatically increases on the first day of each fiscal year, starting on September 1, 2017 and continuing through September 1, 2026, by an amount equal to the lesser of (i) 3,000,000 ordinary shares, (ii) 2.5% of the number of ordinary shares outstanding on such date, or (iii) an amount determined by the Registrant’s board of directors. Accordingly, the number of ordinary shares available for issuance under the 2017 Plan was automatically increased by 1,331,913 ordinary shares effective August 31, 2024, which is equal to 2.5% of the total number of ordinary shares outstanding as of August 31, 2024.
3.Estimated in accordance with Rules 457(c) and (h) under the Securities Act solely for the purpose of calculating the registration fee on the basis of the average of the high and low prices of the Registrant’s ordinary shares on March 31, 2025 as reported on the Nasdaq Global Select Market.
4.Represents ordinary shares that were automatically added to the shares authorized for issuance under the Registrant’s 2018 Employee Share Purchase Plan (the “ESPP”) on September 1, 2024 pursuant to an “evergreen” provision contained in the ESPP. Pursuant to such provision, the number of ordinary shares reserved for issuance under the ESPP automatically increases on September 1 of each year, starting on September 1, 2018 and continuing through September 1, 2027, by an amount equal to the lesser of (i) 1.5% of the number of ordinary shares issued and outstanding on the immediately preceding fiscal year end date, (ii) 600,000 ordinary shares, or (iii) an amount determined by the Registrant’s board of directors. Accordingly, the number of ordinary available for issuance under the ESPP was automatically increased by 600,000 ordinary shares effective September 1, 2024.
5.Estimated in accordance with Rules 457(c) and (h) under the Securities Act solely for the purpose of calculating the registration fee on the basis of the average of the high and low prices of the Registrant’s ordinary shares on March 31, 2025 as reported on the Nasdaq Global Select Market, multiplied by 85%.
6.Represents ordinary shares that became available for issuance under the 2017 Plan as a result of forfeitures of outstanding awards pursuant to Section 4(a) of the 2017 Plan.
7.The Registrant does not have any fee offsets.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, $0.03 par value per share
Amount Registered | shares	600,000	[1],[4]
Proposed Maximum Offering Price per Unit | uSD	14.57	[5]
Maximum Aggregate Offering Price	$ 8,742,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,338.4
Offering Note	In the event of a stock split, stock dividend or similar transaction involving the Registrant’s ordinary shares, $0.03 par value per share, the number of ordinary shares registered hereby shall automatically be adjusted in accordance with Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”).
2.Represents ordinary shares that were automatically added to the shares authorized for issuance under the Registrant’s Amended and Restated 2017 Share Incentive Plan, as amended (the “2017 Plan”), on August 31, 2024 pursuant to an “evergreen” provision contained in the 2017 Plan. Pursuant to such provision, the number of ordinary shares reserved for issuance under the 2017 Plan automatically increases on the first day of each fiscal year, starting on September 1, 2017 and continuing through September 1, 2026, by an amount equal to the lesser of (i) 3,000,000 ordinary shares, (ii) 2.5% of the number of ordinary shares outstanding on such date, or (iii) an amount determined by the Registrant’s board of directors. Accordingly, the number of ordinary shares available for issuance under the 2017 Plan was automatically increased by 1,331,913 ordinary shares effective August 31, 2024, which is equal to 2.5% of the total number of ordinary shares outstanding as of August 31, 2024.
3.Estimated in accordance with Rules 457(c) and (h) under the Securities Act solely for the purpose of calculating the registration fee on the basis of the average of the high and low prices of the Registrant’s ordinary shares on March 31, 2025 as reported on the Nasdaq Global Select Market.
4.Represents ordinary shares that were automatically added to the shares authorized for issuance under the Registrant’s 2018 Employee Share Purchase Plan (the “ESPP”) on September 1, 2024 pursuant to an “evergreen” provision contained in the ESPP. Pursuant to such provision, the number of ordinary shares reserved for issuance under the ESPP automatically increases on September 1 of each year, starting on September 1, 2018 and continuing through September 1, 2027, by an amount equal to the lesser of (i) 1.5% of the number of ordinary shares issued and outstanding on the immediately preceding fiscal year end date, (ii) 600,000 ordinary shares, or (iii) an amount determined by the Registrant’s board of directors. Accordingly, the number of ordinary available for issuance under the ESPP was automatically increased by 600,000 ordinary shares effective September 1, 2024.
5.Estimated in accordance with Rules 457(c) and (h) under the Securities Act solely for the purpose of calculating the registration fee on the basis of the average of the high and low prices of the Registrant’s ordinary shares on March 31, 2025 as reported on the Nasdaq Global Select Market, multiplied by 85%.
6.Represents ordinary shares that became available for issuance under the 2017 Plan as a result of forfeitures of outstanding awards pursuant to Section 4(a) of the 2017 Plan.
7.The Registrant does not have any fee offsets.

Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, $0.03 par value per share
Amount Registered | shares	444,799	[1],[6]
Proposed Maximum Offering Price per Unit | uSD	17.14	[3]
Maximum Aggregate Offering Price	$ 7,623,854.86
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,167.21
Offering Note	In the event of a stock split, stock dividend or similar transaction involving the Registrant’s ordinary shares, $0.03 par value per share, the number of ordinary shares registered hereby shall automatically be adjusted in accordance with Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”).
2.Represents ordinary shares that were automatically added to the shares authorized for issuance under the Registrant’s Amended and Restated 2017 Share Incentive Plan, as amended (the “2017 Plan”), on August 31, 2024 pursuant to an “evergreen” provision contained in the 2017 Plan. Pursuant to such provision, the number of ordinary shares reserved for issuance under the 2017 Plan automatically increases on the first day of each fiscal year, starting on September 1, 2017 and continuing through September 1, 2026, by an amount equal to the lesser of (i) 3,000,000 ordinary shares, (ii) 2.5% of the number of ordinary shares outstanding on such date, or (iii) an amount determined by the Registrant’s board of directors. Accordingly, the number of ordinary shares available for issuance under the 2017 Plan was automatically increased by 1,331,913 ordinary shares effective August 31, 2024, which is equal to 2.5% of the total number of ordinary shares outstanding as of August 31, 2024.
3.Estimated in accordance with Rules 457(c) and (h) under the Securities Act solely for the purpose of calculating the registration fee on the basis of the average of the high and low prices of the Registrant’s ordinary shares on March 31, 2025 as reported on the Nasdaq Global Select Market.
4.Represents ordinary shares that were automatically added to the shares authorized for issuance under the Registrant’s 2018 Employee Share Purchase Plan (the “ESPP”) on September 1, 2024 pursuant to an “evergreen” provision contained in the ESPP. Pursuant to such provision, the number of ordinary shares reserved for issuance under the ESPP automatically increases on September 1 of each year, starting on September 1, 2018 and continuing through September 1, 2027, by an amount equal to the lesser of (i) 1.5% of the number of ordinary shares issued and outstanding on the immediately preceding fiscal year end date, (ii) 600,000 ordinary shares, or (iii) an amount determined by the Registrant’s board of directors. Accordingly, the number of ordinary available for issuance under the ESPP was automatically increased by 600,000 ordinary shares effective September 1, 2024.
5.Estimated in accordance with Rules 457(c) and (h) under the Securities Act solely for the purpose of calculating the registration fee on the basis of the average of the high and low prices of the Registrant’s ordinary shares on March 31, 2025 as reported on the Nasdaq Global Select Market, multiplied by 85%.
6.Represents ordinary shares that became available for issuance under the 2017 Plan as a result of forfeitures of outstanding awards pursuant to Section 4(a) of the 2017 Plan.
7.The Registrant does not have any fee offsets.

[1]	In the event of a stock split, stock dividend or similar transaction involving the Registrant’s ordinary shares, $0.03 par value per share, the number of ordinary shares registered hereby shall automatically be adjusted in accordance with Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”).
[2]	Represents ordinary shares that were automatically added to the shares authorized for issuance under the Registrant’s Amended and Restated 2017 Share Incentive Plan, as amended (the “2017 Plan”), on August 31, 2024 pursuant to an “evergreen” provision contained in the 2017 Plan. Pursuant to such provision, the number of ordinary shares reserved for issuance under the 2017 Plan automatically increases on the first day of each fiscal year, starting on September 1, 2017 and continuing through September 1, 2026, by an amount equal to the lesser of (i) 3,000,000 ordinary shares, (ii) 2.5% of the number of ordinary shares outstanding on such date, or (iii) an amount determined by the Registrant’s board of directors. Accordingly, the number of ordinary shares available for issuance under the 2017 Plan was automatically increased by 1,331,913 ordinary shares effective August 31, 2024, which is equal to 2.5% of the total number of ordinary shares outstanding as of August 31, 2024.
[3]	Estimated in accordance with Rules 457(c) and (h) under the Securities Act solely for the purpose of calculating the registration fee on the basis of the average of the high and low prices of the Registrant’s ordinary shares on March 31, 2025 as reported on the Nasdaq Global Select Market.
[4]	Represents ordinary shares that were automatically added to the shares authorized for issuance under the Registrant’s 2018 Employee Share Purchase Plan (the “ESPP”) on September 1, 2024 pursuant to an “evergreen” provision contained in the ESPP. Pursuant to such provision, the number of ordinary shares reserved for issuance under the ESPP automatically increases on September 1 of each year, starting on September 1, 2018 and continuing through September 1, 2027, by an amount equal to the lesser of (i) 1.5% of the number of ordinary shares issued and outstanding on the immediately preceding fiscal year end date, (ii) 600,000 ordinary shares, or (iii) an amount determined by the Registrant’s board of directors. Accordingly, the number of ordinary available for issuance under the ESPP was automatically increased by 600,000 ordinary shares effective September 1, 2024.
[5]	Estimated in accordance with Rules 457(c) and (h) under the Securities Act solely for the purpose of calculating the registration fee on the basis of the average of the high and low prices of the Registrant’s ordinary shares on March 31, 2025 as reported on the Nasdaq Global Select Market, multiplied by 85%.
[6]	Represents ordinary shares that became available for issuance under the 2017 Plan as a result of forfeitures of outstanding awards pursuant to Section 4(a) of the 2017 Plan.